Other Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Other Accrued Liabilities [Abstract]
Other Accrued Liabilities

Note 5

Other Accrued Liabilities:

Other accrued liabilities consisted of the following as of December 31, 2022 and 2021:

	December 31,
	2022	2021

Professional consultants’ expenses	$285,398	$244,245
Vendor liabilities	13,000	16,954
Related party expenses	4,107	6,877
Accrued board fees	149,496	137,002
Accrued Bonus	510,678	-
Accrued commitment fee	-	200,000
Other accrued expenses	23,758	61,371

Total other accrued liabilities	$986,437	$666,449